UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2014

Item 1:	Report(s) to Shareholders.

2 0 1 4

L O R D   A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

40	Statement of Assets and Liabilities

42	Statement of Operations

43	Statements of Changes in Net Assets

44	Financial Highlights

52	Notes to Financial Statements

66	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/14	6/30/14	1/1/14 - 6/30/14
Class A*
Actual	$1,000.00	$1,054.40	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class B
Actual	$1,000.00	$1,050.60	$8.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.81	$8.05
Class C*
Actual	$1,000.00	$1,052.20	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.16	$7.70
Class F
Actual	$1,000.00	$1,055.40	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class I
Actual	$1,000.00	$1,056.00	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class P
Actual	$1,000.00	$1,055.20	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31
Class R2
Actual	$1,000.00	$1,054.10	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R3
Actual	$1,000.00	$1,053.50	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.61% for Class B, 1.54% for Class C, 0.70% for Class F, 0.60% for Class I, 0.86% for Class P, 1.21% for Class R2 and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses for Class A and Class C have been restated to 0.80% and 1.40%, respectively. Had the restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.08	$4.01
Class C	$7.12	$7.00

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Agency	0.06%
Asset-Backed	0.03%
Automotive	2.63%
Banking	3.06%
Basic Industry	6.14%
Capital Goods	8.25%
Collateralized Mortgage Obligation	0.11%
Consumer Cyclical	5.47%
Consumer Non-Cyclical	3.37%
Energy	15.90%
Financial Services	5.77%
Foreign Government	0.29%
Healthcare	10.08%
Insurance	1.33%
Media	6.28%
Municipal	0.18%
Real Estate	1.44%
Services	8.36%
Technology & Electronics	9.00%
Telecommunications	7.51%
U.S. Government	1.58%
Utility	2.08%
Repurchase Agreement	1.08%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.12%

ASSET-BACKED SECURITY 0.03%

Other
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,304,726)	0.511%	#	2/1/2041	$2,700	$2,376,000

				Shares
				(000)
COMMON STOCKS 4.11%

Agency/Government Related 0.01%
Fannie Mae*				200	782,000

Airlines 0.12%
United Continental Holdings, Inc.*				275	11,294,250

Auto Parts & Equipment 0.07%
Cooper-Standard Holdings, Inc.*				96	6,368,694

Banking 0.20%
Fifth Third Bancorp				350	7,472,500
Huntington Bancshares, Inc.				500	4,770,000
Regions Financial Corp.				600	6,372,000
Total					18,614,500

Chemicals 0.26%
Monsanto Co.				200	24,948,000

Consumer/Commercial/Lease Financing 0.07%
General Electric Co.				250	6,570,000

Consumer Products 0.06%
Estee Lauder Cos., Inc. (The) Class A				80	5,940,800

Diversified Capital Goods 0.16%
Emerson Electric Co.				200	13,272,000
Mueller Water Products, Inc. Class A				250	2,160,000
Total					15,432,000

Energy: Exploration & Production 0.66%
Antero Resources Corp.*				57	3,740,910
Diamondback Energy, Inc.*				115	10,212,000
EOG Resources, Inc.				90	10,517,400

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares (000)	Fair Value
Energy: Exploration & Production (continued)
Kodiak Oil & Gas Corp.*	500	$7,275,000
Whiting Petroleum Corp.*	390	31,297,500
Total		63,042,810

Food: Wholesale 0.06%
Boulder Brands, Inc.*	397	5,632,296

Health Services 0.24%
Express Scripts Holding Co.*	165	11,439,450
Team Health Holdings, Inc.*	220	10,986,800
Total		22,426,250

Investments & Miscellaneous Financial Services 0.13%
Affiliated Managers Group, Inc.*	60	12,350,086

Life Insurance 0.12%
MetLife, Inc.	200	11,112,000

Machinery 0.18%
Chart Industries, Inc.*	130	10,756,200
Generac Holdings, Inc.*	125	6,092,500
Total		16,848,700

Media: Diversified 0.07%
Twenty-First Century Fox, Inc. Class A	180	6,327,000

Metals/Mining (Excluding Steel) 0.16%
Precision Castparts Corp.	62	15,674,040

Multi-Line Insurance 0.05%
Hartford Financial Services Group, Inc. (The)	140	5,013,400

Non-Electric Utilities 0.06%
American Water Works Co., Inc.	120	5,934,000

Oil Field Equipment & Services 0.05%
Dresser-Rand Group, Inc.*	80	5,098,400

Pharmaceuticals 0.50%
BioMarin Pharmaceutical, Inc.*	185	11,508,850
Bristol-Myers Squibb Co.	420	20,374,200
Teva Pharmaceutical Industries Ltd. ADR	150	7,863,000
Vertex Pharmaceuticals, Inc.*	82	7,763,760
Total		47,509,810

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares (000)	Fair Value
Software/Services 0.50%
Alliance Data Systems Corp.*	50	$14,062,500
FireEye, Inc.*	50	2,027,500
Fortinet, Inc.*	420	10,554,600
Informatica Corp.*	300	10,695,000
Twitter, Inc.*	100	4,097,000
VeriFone Systems, Inc.*	165	6,063,750
Total		47,500,350

Specialty Retail 0.08%
Home Depot, Inc. (The)	100	8,096,000

Support: Services 0.03%
LifeLock, Inc.*	235	3,280,600

Telecommunications Equipment 0.19%
Aruba Networks, Inc.*	550	9,636,000
Palo Alto Networks, Inc.*	100	8,385,000
Total		18,021,000

Telecommunications: Wireless 0.08%
QUALCOMM, Inc.	100	7,920,000
Total Common Stocks (cost $315,014,714)		391,736,986

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.25%

Apparel/Textiles 0.18%
Iconix Brand Group, Inc.	1.50%	3/15/2018		$11,500	16,732,500

Auto Loans 0.26%
Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	15,700	25,174,175

Auto Parts & Equipment 0.12%
Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$10,700	11,422,250

Automakers 0.29%
Ford Motor Co.	4.25%	11/15/2016		6,250	12,519,531
Tesla Motors, Inc.	1.25%	3/1/2021		15,650	15,209,844
Total					27,729,375

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.56%
Intel Corp.	2.95%	12/15/2035	$5,000	$6,228,125
Micron Technology, Inc.	3.00%	11/15/2043	17,500	22,629,688
NVIDIA Corp.†	1.00%	12/1/2018	10,000	11,087,500
SanDisk Corp.†	0.50%	10/15/2020	10,675	13,483,859
Total				53,429,172

Consumer Products 0.13%
Jarden Corp.†	1.125%	3/15/2034	12,500	12,828,125

Electric: Generation 0.04%
NRG Yield, Inc.†	3.50%	2/1/2019	3,000	3,575,625

Electronics 0.58%
Intel Corp.	3.25%	8/1/2039	17,000	26,254,460
Novellus Systems, Inc.	2.625%	5/15/2041	7,500	15,215,625
ON Semiconductor Corp.	2.625%	12/15/2026	3,500	4,123,438
SunEdison, Inc.†	0.25%	1/15/2020	9,300	10,003,312
Total				55,596,835

Energy: Exploration & Production 0.48%
Chesapeake Energy Corp.	2.50%	5/15/2037	5,475	5,892,469
Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	23,500	23,294,375
PDC Energy, Inc.†	3.25%	5/15/2016	10,000	16,112,500
Total				45,299,344

Health Services 0.93%
Brookdale Senior Living, Inc.	2.75%	6/15/2018	23,500	32,092,187
Cepheid, Inc.†	1.25%	2/1/2021	12,000	12,435,000
Illumina, Inc.	0.25%	3/15/2016	8,200	17,640,291
Illumina, Inc.†	0.50%	6/15/2021	4,000	4,125,000
Incyte Corp. Ltd.†	1.25%	11/15/2020	4,200	5,677,875
Omnicare, Inc.	3.50%	2/15/2044	15,000	17,062,500
Total				89,032,853

Hotels 0.36%
Host Hotels & Resorts LP†	2.50%	10/15/2029	20,000	33,887,500

Integrated Energy 0.25%
JinkoSolar Holding Co., Ltd. (China)†(b)	4.00%	2/1/2019	11,500	11,449,687
SunPower Corp.	0.75%	6/1/2018	1,000	1,735,625
SunPower Corp.†	0.875%	6/1/2021	4,700	5,525,438
SunPower Corp.	4.50%	3/15/2015	3,000	5,523,750
Total				24,234,500

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.08%
Ares Capital Corp.	4.875%	3/15/2017	$7,000	$7,490,000

Machinery 0.29%
Altra Industrial Motion Corp.	2.75%	3/1/2031	8,250	11,952,187
Chart Industries, Inc.	2.00%	8/1/2018	11,000	15,420,625
Total				27,372,812

Managed Care 0.14%
WellPoint, Inc.	2.75%	10/15/2042	8,750	13,447,656

Media: Diversified 0.05%
Liberty Media Corp.†	1.375%	10/15/2023	5,000	5,081,250

Medical Products 0.11%
Fluidigm Corp.	2.75%	2/1/2034	11,500	10,932,188

Metals/Mining (Excluding Steel) 0.12%
Stillwater Mining Co.	1.75%	10/15/2032	8,000	11,680,000

Monoline Insurance 0.10%
MGIC Investment Corp.	2.00%	4/1/2020	6,500	9,709,375

Oil Field Equipment & Services 0.19%
Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	15,000	18,178,125

Pharmaceuticals 1.24%
BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018	1,000	1,039,375
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	15,000	17,137,500
Gilead Sciences, Inc.	1.625%	5/1/2016	8,500	30,998,480
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	2,500	5,515,625
Medivation, Inc.	2.625%	4/1/2017	16,500	26,379,375
Mylan, Inc.	3.75%	9/15/2015	7,500	29,114,062
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	4,000	7,872,500
Total				118,056,917

Railroads 0.20%
Trinity Industries, Inc.	3.875%	6/1/2036	10,000	18,668,750

Software/Services 1.64%
Citrix Systems, Inc.†	0.50%	4/15/2019	3,250	3,445,000
Concur Technologies, Inc.	0.50%	6/15/2018	12,000	13,455,000
HomeAway, Inc.†	0.125%	4/1/2019	3,950	3,868,531
Medidata Solutions, Inc.†	1.00%	8/1/2018	5,000	5,396,875

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
NetSuite, Inc.	0.25%	6/1/2018	$15,000	$15,459,375
Proofpoint, Inc.†	1.25%	12/15/2018	14,000	16,791,250
Salesforce.com, Inc.	0.75%	1/15/2015	8,300	22,638,250
SINA Corp. (China)†(b)	1.00%	12/1/2018	10,000	9,200,000
Verint Systems, Inc.	1.50%	6/1/2021	6,325	6,514,750
Web.com Group, Inc.	1.00%	8/15/2018	8,375	9,029,297
Workday, Inc.	0.75%	7/15/2018	8,000	10,260,000
Xilinx, Inc.	2.625%	6/15/2017	15,500	25,759,063
Yahoo!, Inc.†	Zero Coupon	12/1/2018	14,000	14,000,000
Total				155,817,391

Specialty Retail 0.16%
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	14,350	14,968,844

Steel Producers/Products 0.04%
U.S. Steel Corp.	2.75%	4/1/2019	3,000	3,740,625

Support: Services 0.27%
Priceline Group, Inc. (The)	1.00%	3/15/2018	14,000	19,906,250
Priceline Group, Inc. (The)	1.25%	3/15/2015	1,358	5,362,560
Total				25,268,810

Telecommunications Equipment 0.40%
Ciena Corp.†	3.75%	10/15/2018	5,000	6,890,625
Ciena Corp.	4.00%	12/15/2020	1,950	2,711,719
Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	15,800	16,037,000
Palo Alto Networks, Inc.†	Zero Coupon	7/1/2019	11,900	12,338,812
Total				37,978,156

Telecommunications: Wireless 0.04%
Clearwire Communications LLC/Clearwire
Finance, Inc.†	8.25%	12/1/2040	3,500	4,095,000
Total Convertible Bonds (cost $751,038,145)				881,428,153

	Dividend		Shares
	Rate		(000)
CONVERTIBLE PREFERRED STOCKS 2.75%

Aerospace/Defense 0.30%
United Technologies Corp.	7.50%		435	28,357,650

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Dividend Rate	Shares (000)	Fair Value
Banking 0.57%
Bank of America Corp.	7.25%	20	$23,340,000
Wells Fargo & Co.	7.50%	26	30,957,000
Total			54,297,000

Electric: Integrated 0.54%
Dominion Resources, Inc.	6.00%	265	15,375,300
Exelon Corp.	6.50%	250	13,486,650
NextEra Energy, Inc.	5.889%	350	22,746,500
Total			51,608,450

Energy: Exploration & Production 0.03%
Chesapeake Energy Corp.†	5.75%	3	3,206,250

Forestry/Paper 0.19%
Weyerhaeuser Co.	6.375%	325	18,443,750

Investments & Miscellaneous Financial Services 0.27%
AMG Capital Trust II	5.15%	400	25,225,000

Life Insurance 0.16%
MetLife, Inc.	5.00%	465	14,861,400

Railroads 0.18%
Genesee & Wyoming, Inc.	5.00%	130	17,548,700

Real Estate Investment Trusts 0.25%
Alexandria Real Estate Equities, Inc.	7.00%	135	3,699,000
Health Care REIT, Inc.	6.50%	350	20,209,000
Total			23,908,000

Steel Producers/Products 0.07%
ArcelorMittal (Luxembourg)(b)	6.00%	280	6,297,200

Telecommunications: Integrated/Services 0.02%
Intelsat SA (Luxembourg)(b)	5.75%	40	2,036,400

Telecommunications: Wireless 0.17%
American Tower Corp.	5.25%	51	5,437,040
Crown Castle International Corp.	4.50%	110	11,211,200
Total			16,648,240
Total Convertible Preferred Stocks (cost $234,737,563)			262,438,040

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 2.02%

Chemicals 0.04%
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020	$4,000	$4,058,320

Food & Drug Retailers 0.43%
Albertson’s LLC Bridge Term Loan	—	6/6/2022	25,000	25,000,000
Albertson’s LLC Term Loan B2	4.75%	3/21/2019	7,178	7,225,566
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	8,700	8,906,625
Total				41,132,191

Food: Wholesale 0.07%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	6,434	6,683,187

Health Facilities 0.13%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	2,429	2,443,762
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	9,813	9,870,641
Total				12,314,403

Machinery 0.19%
Generac Power Systems, Inc. Term Loan B	3.25% - 3.50%	5/31/2020	17,891	17,810,754

Media: Broadcast 0.13%
Clear Channel Communications, Inc. Tranche B Term Loan	3.80%	1/29/2016	12,564	12,499,060

Media: Cable 0.09%
Virgin Media Investment Holdings Ltd. Facility Term Loan B (United Kingdom)(b)	3.50%	6/5/2020	8,500	8,483,850

Media: Services 0.09%
Affinion Group, Inc. Tranche B Term Loan	6.75%	4/30/2018	8,825	8,878,199

Oil Field Equipment & Services 0.18%
Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020	16,750	17,304,844

Service 0.17%
Allied Security Holdings LLC 2nd Lien Term Loan	8.00%	8/13/2021	8,069	8,114,263
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	7,990	8,304,606
Total				16,418,869

Services 0.11%
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	10,000	9,993,750

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Software/Services 0.23%
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021			$4,000	$4,093,340
SRA International, Inc. Term Loan	6.50%	7/20/2018			12,507	12,569,783
Syniverse Holdings, Inc. Term Loan	4.00%	4/23/2019			4,799	4,802,131
Total						21,465,254

Specialty Retail 0.16%
BJ’s Wholesale Club, Inc. 2nd Lien 2013 (November) Loan	8.50%	3/26/2020			8,150	8,371,599
Brookstone Co., Inc. Term Loan A	5.50%	4/4/2015			4,225	4,225,124
Brookstone Co., Inc. Term loan B	0.30%	4/4/2015			2,553	2,552,679
Total						15,149,402
Total Floating Rate Loans (cost $188,736,853)						192,192,083

FOREIGN BONDS(a) 0.22%

Netherlands 0.08%
Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019		EUR	5,200	7,653,819

United Kingdom 0.14%
Old Mutual plc	6.376%	–	(e)	GBP	5,258	9,416,972
R&R Ice Cream plc†	5.50%	5/15/2020		GBP	2,400	4,082,716
Total						13,499,688
Total Foreign Bonds (cost $18,823,974)						21,153,507

FOREIGN GOVERNMENT OBLIGATIONS 0.29%

Bahamas 0.08%
Commonwealth of Bahamas†	5.75%	1/16/2024			$7,500	8,025,000

Bermuda 0.11%
Government of Bermuda†	4.138%	1/3/2023			10,000	10,050,000

Canada 0.10%
Canadian Government(a)	2.75%	9/1/2016		CAD	10,000	9,701,326
Total Foreign Government Obligations (cost $27,974,128)						27,776,326

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.90%
Federal National Mortgage Assoc.	3.50%	7/1/2043			$57,118	58,906,129
Federal National Mortgage Assoc.	4.00%	4/1/2044			24,929	26,501,244
Total Government Sponsored Enterprises Pass-Throughs (cost $84,313,753)						85,407,373

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 77.11%

Aerospace/Defense 1.93%
Alliant Techsystems, Inc.†	5.25%	10/1/2021	$5,900	$6,121,250
B/E Aerospace, Inc.	5.25%	4/1/2022	36,000	39,375,000
CPI International, Inc.	8.75%	2/15/2018	15,500	16,313,750
DynCorp International, Inc.	10.375%	7/1/2017	15,000	15,693,750
Esterline Technologies Corp.	7.00%	8/1/2020	9,100	9,782,500
GenCorp, Inc.	7.125%	3/15/2021	15,000	16,462,500
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	15,000	16,462,500
Spirit AeroSystems, Inc.	6.75%	12/15/2020	21,300	23,004,000
SRA International, Inc.	11.00%	10/1/2019	7,475	8,054,312
TransDigm, Inc.†	6.00%	7/15/2022	7,900	8,127,125
TransDigm, Inc.†	6.50%	7/15/2024	11,800	12,301,500
Triumph Group, Inc.	4.875%	4/1/2021	11,700	11,729,250
Total				183,427,437

Airlines 0.18%
United Airlines, Inc.	6.636%	7/2/2022	8,099	8,949,461
United Continental Holdings, Inc.	6.00%	7/15/2028	8,500	8,223,750
Total				17,173,211

Apparel/Textiles 0.58%
Hanesbrands, Inc.	6.375%	12/15/2020	7,500	8,146,875
Levi Strauss & Co.	6.875%	5/1/2022	5,000	5,537,500
Levi Strauss & Co.	7.625%	5/15/2020	8,675	9,379,844
Perry Ellis International, Inc.	7.875%	4/1/2019	10,100	10,504,000
PVH Corp.	4.50%	12/15/2022	3,300	3,267,000
Springs Industries, Inc.	6.25%	6/1/2021	5,500	5,637,500
William Carter Co. (The)†	5.25%	8/15/2021	8,000	8,380,000
Wolverine World Wide, Inc.	6.125%	10/15/2020	3,900	4,221,750
Total				55,074,469

Auto Loans 0.04%
General Motors Financial Co., Inc.	4.25%	5/15/2023	3,900	3,904,875

Auto Parts & Equipment 1.13%
Accuride Corp.	9.50%	8/1/2018	5,000	5,273,250
Dana Holding Corp.	5.375%	9/15/2021	31,700	33,285,000
Delphi Corp.	5.00%	2/15/2023	9,330	10,053,075
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	14,500	15,515,000

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)
Lear Corp.	5.375%	3/15/2024		$11,800	$12,183,500
LKQ Corp.	4.75%	5/15/2023		9,950	9,860,450
Meritor, Inc.	6.25%	2/15/2024		5,000	5,262,500
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,757,500
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,203,125
Total					107,393,400

Automakers 0.59%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		23,000	26,105,000
General Motors Co.(c)	8.375%	—	(e)	15,000	1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		12,500	13,328,125
Oshkosh Corp.	5.375%	3/1/2022		10,000	10,350,000
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,510,000
Total					56,294,625

Banking 1.97%
Astoria Depositor Corp.†	5.744%	5/1/2016		5,468	5,741,256
Bank of America Corp.	8.00%	—	(e)	15,000	16,681,620
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		8,000	9,232,240
JPMorgan Chase & Co.	6.30%	4/23/2019		10,000	11,835,720
JPMorgan Chase & Co.	6.75%	—	(e)	12,000	12,975,000
JPMorgan Chase & Co.	7.90%	—	(e)	5,000	5,612,500
LBG Capital No.1 plc (United Kingdom)†(b)(f)	8.00%	—	(e)	3,000	3,328,500
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(e)	4,758	5,074,407
M&T Bank Corp.	6.45%	—	(e)	8,300	8,891,375
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		10,000	11,341,880
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		9,000	9,340,425
Popular, Inc.	7.00%	7/1/2019		10,900	11,118,000
Regions Bank	6.45%	6/26/2037		6,650	7,926,893
Regions Bank	7.50%	5/15/2018		9,942	11,833,197
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		5,700	6,255,061
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.64%	—	(e)	10,000	10,737,500
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023		5,250	5,680,820
SVB Financial Group	5.375%	9/15/2020		9,350	10,609,398
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,912,500
Wachovia Capital Trust III	5.57%	—	(e)	15,000	14,625,000
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Total					187,755,542

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.20%
Constellation Brands, Inc.	3.75%	5/1/2021	$4,700	$4,682,375
Constellation Brands, Inc.	4.25%	5/1/2023	14,350	14,439,688
Total				19,122,063

Brokerage 0.41%
Cantor Fitzgerald LP†	7.875%	10/15/2019	12,655	14,104,048
Raymond James Financial, Inc.	8.60%	8/15/2019	20,000	25,283,260
Total				39,387,308

Building & Construction 0.65%
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	10,354	9,473,910
KB Home	9.10%	9/15/2017	15,000	17,737,500
Lennar Corp.	4.125%	12/1/2018	5,500	5,644,375
Lennar Corp.	12.25%	6/1/2017	9,500	12,112,500
Ryland Group, Inc. (The)	5.375%	10/1/2022	8,500	8,478,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021	8,500	8,670,000
Total				62,117,035

Building Materials 0.97%
American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	3,700	3,838,750
Building Materials Corp. of America†	7.00%	2/15/2020	11,793	12,559,545
HD Supply, Inc.	7.50%	7/15/2020	7,750	8,505,625
Interline Brands, Inc. PIK	10.00%	11/15/2018	2,350	2,526,250
Masco Corp.	7.125%	3/15/2020	12,000	14,180,640
Owens Corning, Inc.	4.20%	12/15/2022	10,000	10,286,140
Owens Corning, Inc.	9.00%	6/15/2019	15,000	18,881,010
RSI Home Products, Inc.†	6.875%	3/1/2018	5,000	5,350,000
USG Corp.†	5.875%	11/1/2021	2,500	2,653,125
WESCO Distribution, Inc.†	5.375%	12/15/2021	13,603	13,943,075
Total				92,724,160

Chemicals 2.07%
Airgas, Inc.	3.65%	7/15/2024	7,900	7,990,155
Ashland, Inc.	4.75%	8/15/2022	7,500	7,575,000
Axiall Corp.	4.875%	5/15/2023	14,000	13,982,500
Braskem Finance Ltd.	6.45%	2/3/2024	2,440	2,613,850
CF Industries, Inc.	3.45%	6/1/2023	5,000	4,965,375
Chemtura Corp.	5.75%	7/15/2021	15,000	15,637,500
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	12,866,010
Eagle Spinco, Inc.	4.625%	2/15/2021	25,000	24,906,250

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance ULC	8.875%	2/1/2018	$9,000	$9,382,500
Huntsman International LLC	8.625%	3/15/2020	12,000	13,035,000
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	2,000	2,395,160
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	9,900	10,963,072
Monsanto Co.	2.75%	7/15/2021	12,000	12,014,388
NewMarket Corp.	4.10%	12/15/2022	6,780	6,784,197
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	12,000	12,600,000
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	5,200	5,694,000
Polymer Group, Inc.†	6.875%	6/1/2019	10,000	10,200,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	12,000	12,510,000
TPC Group, Inc.†	8.75%	12/15/2020	10,000	11,125,000
Total				197,239,957

Computer Hardware 0.24%
NCR Corp.†	5.875%	12/15/2021	2,225	2,358,500
NCR Corp.†	6.375%	12/15/2023	12,000	13,080,000
Seagate HDD Cayman	6.875%	5/1/2020	7,262	7,870,193
Total				23,308,693

Consumer/Commercial/Lease Financing 3.22%
Air Lease Corp.	3.875%	4/1/2021	9,700	9,942,500
Air Lease Corp.	4.75%	3/1/2020	16,500	17,902,500
Aircastle Ltd.	6.25%	12/1/2019	5,000	5,500,000
CIT Group, Inc.	5.00%	8/15/2022	50,000	51,937,500
Discover Bank	7.00%	4/15/2020	9,125	10,973,962
Discover Financial Services	3.85%	11/21/2022	25,611	26,121,939
International Lease Finance Corp.	6.25%	5/15/2019	21,350	23,965,375
International Lease Finance Corp.	8.25%	12/15/2020	24,365	30,151,688
International Lease Finance Corp.	8.75%	3/15/2017	16,885	19,660,472
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	26,160	26,356,200
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	14,425	14,497,125
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	12,000	12,675,000
Navient Corp.	4.875%	6/17/2019	5,900	6,095,290
Navient Corp.	5.50%	1/15/2019	15,400	16,401,000
Navient Corp.	8.45%	6/15/2018	10,000	11,843,750
Ocwen Financial Corp.†	6.625%	5/15/2019	15,000	15,525,000
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	6,800	6,919,000
Total				306,468,301

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Products 0.77%
Avon Products, Inc.	4.60%	3/15/2020	$5,680	$5,897,533
Avon Products, Inc.	5.00%	3/15/2023	7,000	7,097,622
Elizabeth Arden, Inc.	7.375%	3/15/2021	27,700	29,431,250
Prestige Brands, Inc.†	5.375%	12/15/2021	12,500	12,812,500
Spectrum Brands, Inc.	6.375%	11/15/2020	11,350	12,258,000
Spectrum Brands, Inc.	6.625%	11/15/2022	5,000	5,437,500
Total				72,934,405

Department Stores 0.15%
Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	8,800	8,426,000
JC Penney Corp., Inc.	5.65%	6/1/2020	6,300	5,544,000
Total				13,970,000

Diversified Capital Goods 1.65%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020	20,000	21,500,000
Actuant Corp.	5.625%	6/15/2022	9,455	9,975,025
Anixter, Inc.	5.625%	5/1/2019	11,300	12,189,875
Artesyn Escrow, Inc.†	9.75%	10/15/2020	15,750	15,631,875
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	5,000	4,862,500
Belden, Inc.†	5.50%	9/1/2022	15,000	15,600,000
Constellation Enterprises LLC†	10.625%	2/1/2016	3,100	2,898,500
Mueller Water Products, Inc.	7.375%	6/1/2017	10,800	11,029,500
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	12,625,500
SPX Corp.	6.875%	9/1/2017	21,000	23,730,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	6,175	6,483,750
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	20,820,800
Total				157,347,325

Electric: Distribution/Transportation 0.03%
ITC Holdings Corp.	3.65%	6/15/2024	2,630	2,626,431

Electric: Generation 0.60%
DPL, Inc.	7.25%	10/15/2021	15,725	17,376,125
GenOn Americas Generation LLC	9.125%	5/1/2031	10,000	10,325,000
NRG Energy, Inc.†	6.25%	7/15/2022	10,000	10,675,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,485	18,971,225
Total				57,347,350

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.80%
AES Corp. (The)	4.875%	5/15/2023	$7,000	$6,965,000
AES Corp. (The)	8.00%	10/15/2017	1,521	1,775,768
Black Hills Corp.	5.875%	7/15/2020	8,000	9,254,128
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	24,372,798
FirstEnergy Transmission LLC†	4.35%	1/15/2025	4,400	4,454,758
National Fuel Gas Co.	6.50%	4/15/2018	20,000	23,063,860
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,300,335
Total				76,186,647

Electronics 1.05%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	12,000	12,855,000
Entegris, Inc.†	6.00%	4/1/2022	12,500	12,937,500
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	18,000	19,215,000
Freescale Semiconductor, Inc.	10.75%	8/1/2020	25,360	28,720,200
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	10,175,000
Micron Technology, Inc.†	5.875%	2/15/2022	7,800	8,385,000
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	7,550	8,069,062
Total				100,356,762

Energy: Exploration & Production 8.01%
Antero Resources Finance Corp.	5.375%	11/1/2021	12,000	12,495,000
Athlon Holdings LP/Athlon Finance Corp.†	6.00%	5/1/2022	16,050	16,651,875
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	20,000	20,800,000
Berry Petroleum Co. LLC	6.375%	9/15/2022	6,300	6,741,000
Berry Petroleum Co. LLC	6.75%	11/1/2020	21,000	22,207,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	26,000	28,275,000
Chaparral Energy, Inc.	7.625%	11/15/2022	13,850	15,027,250
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	21,388,500
Cimarex Energy Co.	4.375%	6/1/2024	7,000	7,148,750
Concho Resources, Inc.	5.50%	4/1/2023	30,000	32,400,000
Concho Resources, Inc.	7.00%	1/15/2021	10,000	11,025,000
Continental Resources, Inc.	4.50%	4/15/2023	8,000	8,560,680
Continental Resources, Inc.	8.25%	10/1/2019	15,000	15,918,360
Crimson Merger Sub, Inc.†	6.625%	5/15/2022	17,300	17,191,875
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	30,000	31,800,000
Diamondback Energy, Inc.†	7.625%	10/1/2021	15,000	16,575,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	22,000	23,650,000
Forest Oil Corp.	7.25%	6/15/2019	13,120	13,054,400

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Halcon Resources Corp.	9.75%	7/15/2020	$19,300	$21,157,625
Hilcorp Energy I LP/Hilcorp Finance Co.†(g)	5.00%	12/1/2024	10,025	10,050,063
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	16,599,681
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	14,000	14,665,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	19,165	21,321,062
Laredo Petroleum, Inc.	5.625%	1/15/2022	5,400	5,609,250
Laredo Petroleum, Inc.	7.375%	5/1/2022	7,000	7,857,500
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	9,500	9,690,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	19,400	20,952,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	4,100	4,376,750
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	18,750	19,968,750
Newfield Exploration Co.	5.625%	7/1/2024	25,000	27,562,500
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	8,100,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	18,275	19,462,875
OGX Austria GmbH (Austria)†(b)(c)	8.50%	6/1/2018	20,000	1,300,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	9,300	9,276,750
PDC Energy, Inc.	7.75%	10/15/2022	17,800	19,936,000
Plains Exploration & Production Co.	6.50%	11/15/2020	14,463	16,216,639
Plains Exploration & Production Co.	6.75%	2/1/2022	4,030	4,599,238
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,975,000
QEP Resources, Inc.	6.875%	3/1/2021	8,000	9,020,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	8,975,000
Range Resources Corp.	5.00%	3/15/2023	13,600	14,552,000
Rice Energy, Inc.†	6.25%	5/1/2022	14,000	14,367,500
Seventy Seven Energy, Inc.†	6.50%	7/15/2022	7,000	7,183,750
SM Energy Co.	6.50%	11/15/2021	12,000	13,050,000
SM Energy Co.	6.50%	1/1/2023	5,050	5,491,875
SM Energy Co.	6.625%	2/15/2019	18,700	19,915,500
Stone Energy Corp.	7.50%	11/15/2022	38,000	42,085,000
Ultra Petroleum Corp.†	5.75%	12/15/2018	5,000	5,262,500
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	11,148,375
WPX Energy, Inc.	6.00%	1/15/2022	20,000	21,450,000
Total				763,088,373

Environmental 0.37%
ADS Waste Holdings, Inc.	8.25%	10/1/2020	5,000	5,412,500
Clean Harbors, Inc.	5.25%	8/1/2020	12,500	12,953,125
Covanta Holding Corp.	5.875%	3/1/2024	16,175	16,801,781
Total				35,167,406

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.93%
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	$4,650	$4,724,651
Ingles Markets, Inc.	5.75%	6/15/2023	5,000	5,087,500
New Albertson’s, Inc.	7.45%	8/1/2029	3,500	3,333,750
New Albertson’s, Inc.	7.75%	6/15/2026	15,000	14,775,000
Rite Aid Corp.†	6.875%	12/15/2028	3,150	3,205,125
Rite Aid Corp.	7.70%	2/15/2027	32,000	35,920,000
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	10,000	10,925,000
Tops Holding II Corp.	8.75%	6/15/2018	9,750	10,213,125
Total				88,184,151

Food: Wholesale 2.02%
B&G Foods, Inc.	4.625%	6/1/2021	20,000	20,100,000
Big Heart Pet Brands	7.625%	2/15/2019	12,462	13,002,228
BRF SA (Brazil)†(b)	3.95%	5/22/2023	6,000	5,685,000
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,725	6,011,250
Diamond Foods, Inc.†	7.00%	3/15/2019	12,125	12,731,250
H.J. Heinz Co.	4.25%	10/15/2020	10,000	10,075,000
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,631,784
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	13,000	13,000,000
Land O’Lakes, Inc.†	6.00%	11/15/2022	9,750	10,554,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	15,000	15,412,500
Post Holdings, Inc.†	6.00%	12/15/2022	1,325	1,353,156
Post Holdings, Inc.	7.375%	2/15/2022	16,500	17,881,875
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7,000	7,700,000
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	5,181,000
US Foods, Inc.	8.50%	6/30/2019	22,300	23,894,450
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	18,250	20,856,757
Total				192,070,625

Forestry/Paper 0.44%
Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	15,000	15,018,750
Louisiana-Pacific Corp.	7.50%	6/1/2020	8,000	8,840,000
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	10,000	10,725,000
Rock-Tenn Co.	4.90%	3/1/2022	6,248	6,830,638
Total				41,414,388

Gaming 1.48%
CCM Merger, Inc.†	9.125%	5/1/2019	12,000	12,930,000
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	23,678,312

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	$18,000	$18,270,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	7,800	8,697,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	8,200	9,255,750
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	12,000	12,900,000
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	13,700	14,522,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	8,193,750
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	10,368	2,643,840
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	7,957	8,712,915
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	16,000	15,760,000
Wynn Las Vegas LLC/Capital Corp.	5.375%	3/15/2022	5,300	5,545,125
Total				141,108,692

Gas Distribution 3.96%
Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	5,000	5,550,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	3,650	3,850,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	7,200	7,614,000
El Paso LLC	6.50%	9/15/2020	15,000	16,687,500
El Paso LLC	7.25%	6/1/2018	10,000	11,437,500
El Paso LLC	7.75%	1/15/2032	10,000	11,000,000
Energy Transfer Partners LP	5.20%	2/1/2022	22,100	24,493,629
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	12,585,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.625%	6/15/2020	12,000	12,870,000
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,461,952
Global Partners LP/GLP Finance Corp.†	6.25%	7/15/2022	3,000	3,011,250
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	2,375	2,410,625
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	13,075	14,317,125
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,370,052
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	15,000	16,462,500
Kinder Morgan, Inc.†	5.00%	2/15/2021	8,000	8,340,000
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	7,900	8,354,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	14,177,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,153	3,460,418

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	$17,000	$18,530,000
NGL Energy Partners LP/NGL Energy Finance Corp.†(g)	5.125%	7/15/2019	5,500	5,541,250
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,835,068
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,772,810
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	11,300	12,302,875
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	10,000	10,625,000
Sabine Pass Liquefaction LLC†	5.75%	5/15/2024	25,000	26,093,750
Southeast Supply Header LLC†	4.25%	6/15/2024	15,600	15,909,941
Southern Star Central Corp.†	5.125%	7/15/2022	5,900	5,959,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50%	6/1/2024	7,900	8,018,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	16,220	17,720,350
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	11,975	12,693,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	3,475	3,683,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	8,365,500
Total				377,505,095

Health Facilities 3.84%
Amsurg Corp.	5.625%	11/30/2020	10,860	11,022,900
Capella Healthcare, Inc.	9.25%	7/1/2017	12,000	12,630,000
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	20,000	21,300,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	45,000	49,387,500
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	15,800	15,928,375
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,957,500
Dignity Health	4.50%	11/1/2042	8,400	7,761,188
HCA Holdings, Inc.	6.25%	2/15/2021	5,000	5,381,250
HCA Holdings, Inc.	7.75%	5/15/2021	40,000	43,950,000
HCA, Inc.	5.00%	3/15/2024	7,000	7,114,240
HCA, Inc.	6.50%	2/15/2020	10,000	11,275,000
HCA, Inc.	7.50%	2/15/2022	22,000	25,437,500
HCA, Inc.	7.58%	9/15/2025	2,450	2,744,000
HCA, Inc.	7.69%	6/15/2025	9,050	10,249,125
HealthSouth Corp.	8.125%	2/15/2020	21,000	22,601,250
Kindred Healthcare, Inc.†	6.375%	4/15/2022	14,000	14,140,000
LifePoint Hospitals, Inc.†	5.50%	12/1/2021	10,000	10,500,000
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	10,000	10,263,620

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	$6,900	$7,491,330
Tenet Healthcare Corp.	8.125%	4/1/2022	36,600	42,456,000
Tenet Healthcare Corp.	9.25%	2/1/2015	5,000	5,258,000
Total				365,848,778

Health Services 0.42%
Envision Healthcare Corp.†	5.125%	7/1/2022	7,900	7,988,875
STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,265,625
Truven Health Analytics, Inc.	10.625%	6/1/2020	17,000	18,742,500
Total				39,997,000

Hotels 0.60%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	15,000	15,965,625
Host Hotels & Resorts LP	5.25%	3/15/2022	10,000	11,041,530
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	14,000	15,155,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	5,000	5,012,500
Wyndham Worldwide Corp.	3.90%	3/1/2023	10,000	10,063,460
Total				57,238,115

Household & Leisure Products 0.09%
Serta Simmons Holdings LLC†	8.125%	10/1/2020	8,000	8,720,000

Insurance Brokerage 0.35%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	11,200	11,886,000
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	12,000	12,915,000
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	7,800	8,095,924
Total				32,896,924

Integrated Energy 0.19%
Alta Wind Holdings LLC†	7.00%	6/30/2035	9,961	11,098,739
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	7,000	6,545,000
Total				17,643,739

Investments & Miscellaneous Financial Services 1.47%
Affiliated Managers Group, Inc.	4.25%	2/15/2024	17,500	18,141,620
Ares Capital Corp.	4.875%	11/30/2018	11,700	12,462,302
FMR LLC†	5.35%	11/15/2021	14,800	16,845,922
Legg Mason, Inc.	5.50%	5/21/2019	10,000	11,569,970

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	$3,700	$3,931,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	23,600	25,311,000
Nuveen Investments, Inc.†	9.125%	10/15/2017	27,300	29,722,875
Nuveen Investments, Inc.†	9.50%	10/15/2020	18,200	21,658,000
Total				139,642,939

Leisure 0.42%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	10,000	10,350,000
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	14,110	14,779,900
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	6,639	7,004,145
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	6,674	7,641,730
Total				39,775,775

Life Insurance 0.36%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	11,500	12,562,312
MetLife Capital Trust X†	9.25%	4/8/2038	15,075	21,481,875
Total				34,044,187

Machinery 1.22%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,500	11,799,375
Flowserve Corp.	3.50%	9/15/2022	3,880	3,838,655
Gardner Denver, Inc.†	6.875%	8/15/2021	15,500	16,352,500
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	11,750	12,866,250
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	25,000	28,000,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	13,201	14,521,100
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	11,000,000
Steelcase, Inc.	6.375%	2/15/2021	11,175	12,863,095
Waterjet Holdings, Inc.†	7.625%	2/1/2020	5,030	5,356,950
Total				116,597,925

Managed Care 0.36%
Centene Corp.	5.75%	6/1/2017	15,525	16,961,062
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	16,300	17,115,000
Total				34,076,062

Media: Broadcast 0.98%
AMC Networks, Inc.	4.75%	12/15/2022	12,000	12,060,000
AMC Networks, Inc.	7.75%	7/15/2021	12,000	13,485,000

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Broadcast (continued)
Clear Channel Communications, Inc.	5.50%	12/15/2016	$3,500	$3,460,625
Clear Channel Communications, Inc.	9.00%	12/15/2019	22,500	24,075,000
Clear Channel Communications, Inc.†	10.00%	1/15/2018	13,500	13,111,875
Clear Channel Communications, Inc.	11.25%	3/1/2021	17,500	19,906,250
Gray Television, Inc.	7.50%	10/1/2020	2,700	2,922,750
SiTV LLC/SiTV Finance, Inc.†(g)	10.375%	7/1/2019	4,500	4,635,000
Total				93,656,500

Media: Cable 3.73%
Altice SA (Luxembourg)†(b)	7.75%	5/15/2022	22,000	23,540,000
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	28,630,000
CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	9/1/2023	11,500	11,960,000
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	8,100	8,737,875
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	18,987,500
CSC Holdings LLC	8.625%	2/15/2019	7,375	8,794,687
DISH DBS Corp.	5.125%	5/1/2020	35,600	37,513,500
DISH DBS Corp.	5.875%	7/15/2022	15,000	16,312,500
DISH DBS Corp.	6.75%	6/1/2021	16,650	19,022,625
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	6,600	7,392,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	26,925	28,540,500
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,819,095
Mediacom LLC/Mediacom Capital Corp.	9.125%	8/15/2019	32,450	34,153,625
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	8,550	9,169,875
Numericable Group SA (France)†(b)	6.00%	5/15/2022	10,500	10,933,125
Numericable Group SA (France)†(b)	6.25%	5/15/2024	3,000	3,135,000
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	7,075	7,764,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	23,000	23,920,000
UPCB Finance V Ltd.†	7.25%	11/15/2021	14,000	15,470,000
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	15,000	15,900,000
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	20,000	21,100,000
Total				355,796,720

Media: Diversified 0.26%
Netflix, Inc.	5.375%	2/1/2021	23,500	24,733,750

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Services 0.70%
Affinion Investments LLC†	13.50%	8/15/2018	$8,000	$8,360,000
Nielsen Co. Luxembourg SARL (The) (Luxembourg)†(b)	5.50%	10/1/2021	10,000	10,375,000
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	15,700	15,896,250
Southern Graphics, Inc.†	8.375%	10/15/2020	10,200	10,863,000
WMG Acquisition Corp.†	5.625%	4/15/2022	3,100	3,127,125
WMG Acquisition Corp.†	6.00%	1/15/2021	3,870	4,015,125
WMG Acquisition Corp.†	6.75%	4/15/2022	13,500	13,567,500
Total				66,204,000

Medical Products 0.91%
Biomet, Inc.	6.50%	8/1/2020	25,500	27,603,750
Grifols Worldwide Operations Ltd. (Ireland)†(b)	5.25%	4/1/2022	15,000	15,600,000
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	7,500	8,493,750
Life Technologies Corp.	6.00%	3/1/2020	5,300	6,202,140
Mallinckrodt International Finance SA (Luxembourg)(b)	4.75%	4/15/2023	17,000	16,575,000
Polymer Group, Inc.	7.75%	2/1/2019	11,475	12,249,562
Total				86,724,202

Metals/Mining (Excluding Steel) 0.89%
Arch Coal, Inc.	7.25%	6/15/2021	12,000	8,820,000
Arch Coal, Inc.†	8.00%	1/15/2019	6,700	6,649,750
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	5,000	5,124,620
Cloud Peak Energy Resource LLC/Cloud Peak Energy Finance Corp.	6.375%	3/15/2024	2,000	2,100,000
CONSOL Energy, Inc.†	5.875%	4/15/2022	16,500	17,325,000
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	5/15/2022	8,000	8,360,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	15,000	16,387,500
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	1,600	1,648,000
Kinross Gold Corp. (Canada)†(b)	5.95%	3/15/2024	5,000	5,212,110
Mirabela Nickel Ltd. (Australia)†(b)(c)	8.75%	4/15/2018	14,350	3,444,000
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	4,675	4,913,159
Westmoreland Coal Co./Westmoreland Partners†	10.75%	2/1/2018	4,700	5,058,375
Total				85,042,514

Oil Field Equipment & Services 1.55%
Basic Energy Services, Inc.	7.75%	2/15/2019	8,000	8,520,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	17,200,000

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
FMC Technologies, Inc.	3.45%	10/1/2022	$6,475	$6,423,789
Gulfmark Offshore, Inc.	6.375%	3/15/2022	15,000	15,675,000
Hornbeck Offshore Services, Inc.	5.00%	3/1/2021	12,000	12,030,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	20,800,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	6,008,750
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,250	3,550,625
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	1,825	1,961,875
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	22,218,750
Seadrill Ltd.†	6.625%	9/15/2020	20,000	20,450,000
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	12,200	12,962,500
Total				147,801,289

Oil Refining & Marketing 0.26%
Rose Rock Midstream LP/Rose Rock Finance Corp.†	5.625%	7/15/2022	4,000	4,060,000
Tesoro Corp.	5.125%	4/1/2024	9,600	9,720,000
Tesoro Corp.	5.375%	10/1/2022	10,000	10,500,000
Total				24,280,000

Packaging 2.29%
AEP Industries, Inc.	8.25%	4/15/2019	15,000	15,843,750
Ball Corp.	4.00%	11/15/2023	12,000	11,490,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	48,000	53,460,000
Pactiv LLC	7.95%	12/15/2025	7,730	8,309,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,600,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	11,750	12,836,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	50,000	52,375,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	8,225	9,150,312
Sealed Air Corp.†	6.875%	7/15/2033	27,700	28,946,500
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,525,000
Total				218,537,187

Pharmaceuticals 1.07%
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	4,850	5,004,594
Endo Finance Co. LLC†	5.75%	1/15/2022	12,000	12,270,000
JLL/Delta Dutch Newco BV (Netherlands)†(b)	7.50%	2/1/2022	12,000	12,465,000

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	$23,100	$24,948,000
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	10,000	10,750,000
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	10,000	10,312,500
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	20,000	21,325,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	5,000	5,268,950
Total				102,344,044

Printing & Publishing 0.14%
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	13,414,063

Property & Casualty 0.12%
Liberty Mutual Group, Inc.†	7.80%	3/15/2037	10,000	11,850,000

Railroads 0.19%
Kansas City Southern de Mexico SA de CV (Mexico)(b)	2.35%	5/15/2020	11,750	11,271,223
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	6,250	6,406,250
Total				17,677,473

Real Estate Development & Management 0.22%
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	9,000	9,562,500
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	11,200	11,336,528
Total				20,899,028

Real Estate Investment Trusts 0.96%
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	5,000	5,024,210
DDR Corp.	7.875%	9/1/2020	11,000	13,936,626
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	7,000	8,079,190
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	10,000	11,641,980
Health Care REIT, Inc.	4.95%	1/15/2021	11,700	13,014,273
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,639,610
Kilroy Realty LP	3.80%	1/15/2023	10,000	10,105,890
ProLogis LP	6.875%	3/15/2020	7,000	8,420,244
Washington Real Estate Investment Trust	3.95%	10/15/2022	10,000	10,040,250
Total				91,902,273

Restaurants 0.07%
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	6,700	6,750,250

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 3.18%
Alliance Data Systems Corp.†	6.375%	4/1/2020	$53,000	$56,710,000
BMC Software Finance, Inc.†	8.125%	7/15/2021	10,000	10,337,500
Boxer Parent Co., Inc. PIK†	9.00%	10/15/2019	5,425	5,316,500
Ceridian LLC/Comdata, Inc.†	8.125%	11/15/2017	4,700	4,758,750
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	15,000	15,408,495
First Data Corp.†	8.25%	1/15/2021	34,900	38,390,000
First Data Corp.	11.25%	1/15/2021	5,834	6,825,780
First Data Corp.	12.625%	1/15/2021	40,550	50,028,563
First Data Holdings, Inc. PIK†	14.50%	9/24/2019	8,226	8,884,354
iGATE Corp.†	4.75%	4/15/2019	4,700	4,805,750
Infor US, Inc.	9.375%	4/1/2019	6,500	7,263,750
MasterCard, Inc.	3.375%	4/1/2024	9,900	10,067,835
NeuStar, Inc.	4.50%	1/15/2023	9,000	7,830,000
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	18,000	19,890,000
SunGard Data Systems, Inc.	6.625%	11/1/2019	25,000	26,437,500
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,679,500
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,421,875
VeriSign, Inc.	4.625%	5/1/2023	10,000	9,929,000
Total				302,985,152

Specialty Retail 2.62%
Brookstone Co., Inc.†(c)	13.00%	10/15/2014	4,945	2,299,628
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	13,218,750
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	13,000	13,065,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	6,000	4,395,000
Claire’s Stores, Inc.	8.875%	3/15/2019	12,500	10,937,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	7,000	7,341,250
CST Brands, Inc.	5.00%	5/1/2023	14,000	14,070,000
DBP Holding Corp.†	7.75%	10/15/2020	26,320	23,161,600
Limited Brands, Inc.	7.00%	5/1/2020	17,200	19,844,500
Limited Brands, Inc.	7.60%	7/15/2037	7,500	8,343,750
Limited Brands, Inc.	8.50%	6/15/2019	10,300	12,694,750
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	3,600	3,744,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	9,375	9,621,094
Michaels Stores, Inc.	7.75%	11/1/2018	7,400	7,844,000
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	25,000	27,062,500
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	10,000	10,762,500
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	5,000	5,137,500
QVC, Inc.	3.125%	4/1/2019	4,150	4,225,227

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
QVC, Inc.	4.375%	3/15/2023	$9,625	$9,794,660
QVC, Inc.†	7.375%	10/15/2020	17,500	18,790,765
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	7,800	8,053,500
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	8,239,000
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	7,000	7,183,750
Total				249,830,224

Steel Producers/Products 0.84%
Allegheny Ludlum Corp.	6.95%	12/15/2025	10,000	11,410,760
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,667,186
ArcelorMittal (Luxembourg)(b)	5.75%	8/5/2020	25,000	26,968,750
ArcelorMittal (Luxembourg)(b)	6.00%	3/1/2021	10,000	10,862,500
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	6,000	6,015,000
Essar Steel Algoma, Inc. (Canada)†(b)	9.875%	6/15/2015	6,500	4,225,000
JMC Steel Group†	8.25%	3/15/2018	8,000	8,200,000
Total				80,349,196

Support: Services 2.32%
Ashtead Capital, Inc.†	6.50%	7/15/2022	3,600	3,951,000
Audatex North America, Inc.†	6.00%	6/15/2021	5,000	5,362,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	4/1/2023	10,000	10,275,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75%	3/15/2020	5,500	6,256,250
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	15,000	15,300,000
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	10,854,375
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,390,375
Hertz Corp. (The)	5.875%	10/15/2020	20,000	21,000,000
Hertz Corp. (The)	7.50%	10/15/2018	6,000	6,300,000
Iron Mountain, Inc.	5.75%	8/15/2024	20,000	20,700,000
Iron Mountain, Inc.	7.75%	10/1/2019	8,500	9,339,375
MasTec, Inc.	4.875%	3/15/2023	12,950	12,820,500
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	8,346,000
Rent-A-Center, Inc.	4.75%	5/1/2021	5,000	4,750,000
Sotheby’s†	5.25%	10/1/2022	19,000	18,572,500
United Rentals North America, Inc.	5.75%	11/15/2024	12,500	13,015,625
United Rentals North America, Inc.	6.125%	6/15/2023	20,000	21,550,000
United Rentals North America, Inc.	7.625%	4/15/2022	10,000	11,275,000
United Rentals North America, Inc.	8.25%	2/1/2021	5,000	5,587,500
Total				220,646,000

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications Equipment 0.38%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	$10,000	$9,950,000
Avaya, Inc.†	7.00%	4/1/2019	10,000	10,050,000
CommScope, Inc.†	5.50%	6/15/2024	16,000	16,340,000
Total				36,340,000

Telecommunications: Integrated/Services 3.28%
CenturyLink, Inc.	6.15%	9/15/2019	4,000	4,380,000
CenturyLink, Inc.	6.45%	6/15/2021	33,000	35,970,000
CenturyLink, Inc.	6.75%	12/1/2023	16,000	17,560,000
DigitalGlobe, Inc.	5.25%	2/1/2021	18,500	18,407,500
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	18,090,000
Equinix, Inc.	5.375%	4/1/2023	12,000	12,330,000
Equinix, Inc.	7.00%	7/15/2021	12,150	13,471,312
Frontier Communications Corp.	7.625%	4/15/2024	7,800	8,433,750
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,739,094
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	31,625,000
Intelsat Luxembourg SA (Luxembourg)(b)	7.75%	6/1/2021	40,000	42,500,000
Intelsat Luxembourg SA (Luxembourg)(b)	8.125%	6/1/2023	10,000	10,850,000
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	14,125,000
SES SA (Luxembourg)†(b)	3.60%	4/4/2023	8,600	8,718,895
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	13,400	13,668,000
Verizon Communications, Inc.	3.45%	3/15/2021	20,000	20,698,940
Verizon Communications, Inc.	5.15%	9/15/2023	9,850	11,043,544
ViaSat, Inc.	6.875%	6/15/2020	10,000	10,825,000
Windstream Corp.	7.50%	4/1/2023	10,000	10,875,000
Total				312,312,535

Telecommunications: Wireless 3.87%
American Tower Corp.	4.70%	3/15/2022	20,300	21,865,475
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	15,310	15,397,910
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	2,615,000
Crown Castle International Corp.	5.25%	1/15/2023	10,000	10,475,000
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	8,500	8,882,500
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	11,700	12,811,500
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,500	17,490,000
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	7,900	7,998,750

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)
MetroPCS Wireless, Inc.	6.625%		11/15/2020	$15,000	$16,068,750
Millicom International Cellular SA (Luxembourg)†(b)	4.75%		5/22/2020	5,350	5,376,750
NII Capital Corp.	7.625%		4/1/2021	8,300	2,427,750
SBA Telecommunications, Inc.	5.75%		7/15/2020	12,000	12,780,000
SBA Telecommunications, Inc.	8.25%		8/15/2019	5,000	5,247,500
Sprint Capital Corp.	6.90%		5/1/2019	37,500	41,531,250
Sprint Communications, Inc.†	7.00%		3/1/2020	10,000	11,550,000
Sprint Communications, Inc.	7.00%		8/15/2020	12,000	13,335,000
Sprint Corp.†	7.25%		9/15/2021	15,600	17,257,500
Sprint Corp.†	7.875%		9/15/2023	28,500	31,777,500
T-Mobile USA, Inc.	6.50%		1/15/2024	40,000	42,850,000
T-Mobile USA, Inc.	6.542%		4/28/2020	20,000	21,675,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%		10/1/2017	11,450	12,079,750
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland)†(b)	7.748%		2/2/2021	5,000	5,512,500
Wind Acquisition Finance SA (Italy)†(b)	7.375%		4/23/2021	30,000	32,100,000
Total					369,105,385

Theaters & Entertainment 0.38%
Activision Blizzard, Inc.†	5.625%		9/15/2021	20,000	21,600,000
Activision Blizzard, Inc.†	6.125%		9/15/2023	6,300	6,945,750
Regal Entertainment Group	5.75%		3/15/2022	7,500	7,818,750
Total					36,364,500

Transportation (Excluding Air/Rail) 0.14%
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	13,000	13,715,000
Total High Yield Corporate Bonds (cost $6,984,101,887)					7,346,441,455

MUNICIPAL BOND 0.18%

Other Revenue
New York City Indus Dev Agy† (cost $12,000,000)	11.00%		3/1/2029	12,000	17,005,320

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.10%
JPMorgan Chase Commercial Mortgage Securities Corp. 2014-FL4 D† (cost $9,975,284)	3.252%	#	12/15/2030	10,000	9,931,340

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCKS 0.44%

Agency/Government Related 0.05%
Fannie Mae	Zero Coupon		481	$4,982,490

Banking 0.31%
GMAC Capital Trust I	8.125%		275	7,507,500
Texas Capital Bancshares, Inc.	6.50%		467	11,327,226
U.S. Bancorp	3.50%		13	10,815,188
Total				29,649,914

Property & Casualty 0.08%
Allstate Corp. (The)	5.10%		274	6,891,651
Total Preferred Stocks (cost $46,662,262)				41,524,055

	Interest Rate	Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATIONS 0.68%
U.S. Treasury Note	3.125%	4/30/2017	$35,000	37,269,540
U.S. Treasury Note	3.625%	8/15/2019	25,000	27,452,150
Total U.S. Treasury Obligations (cost $64,569,051)				64,721,690

	Exercise	Expiration	Shares
	Price	Date	(000)

WARRANTS 0.04%

Auto Parts & Equipment 0.04%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	3,305,049

Media: Broadcast 0.00%
ION Media Networks, Inc.*(h)	687.00	12/18/2016	2	191,178
ION Media Networks, Inc.*(h)	500.00	12/18/2016	2	193,629
Total				384,807
Total Warrants (cost $10,926,080)				3,689,856
Total Long-Term Investments (cost $8,751,178,420)				9,347,822,184

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 1.37%

CONVERTIBLE BOND 0.16%

Gaming
MGM Resorts International (cost $14,637,218)	4.25%	4/15/2015	$10,500	$15,441,562

FLOATING RATE LOANS(d) 0.13%

Health Facilities
Amsurg Corp. Bridge Term Loan (cost $12,600,000)	—	6/9/2015	12,600	12,663,000

REPURCHASE AGREEMENT 1.08%
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $102,735,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $104,532,863 proceeds: $102,482,905 (cost $102,482,905)			102,483	102,482,905
Total Short-Term Investments (cost $129,720,123)				130,587,467
Total Investments in Securities 99.49% (cost $8,880,898,543)				9,478,409,651
Cash and Other Assets in Excess of Liabilities(i) 0.51%				48,839,885
Net Assets 100.00%				$9,527,249,536

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2014

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2014.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at June 30, 2014.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(g)	Securities purchased on a when-issued basis (See Note 2(j)).
(h)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

			Cost on	Fair value
	Acquisition	Acquisition	Acquisition	per share at
Investment Type	Date	Shares	Date	June 30, 2014
Warrant	April 15, 2011	1,950	$4,318,663	$98.04
Warrant	April 15, 2011	1,975	5,785,009	98.04

(i)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and total return swaps as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2014:

Forward
Foreign Currency					U.S. $ Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Buy	Morgan Stanley	9/11/2014	300,000	$407,741	$410,900	$3,159

Forward
Foreign Currency					U.S. $ Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Sell	Morgan Stanley	7/17/2014	2,400,000	$4,062,004	$4,106,880	$ (44,876)
British pound	Sell	Morgan Stanley	7/17/2014	5,260,000	8,800,570	9,000,911	(200,341)
euro	Sell	J.P. Morgan	9/11/2014	24,730,000	33,606,735	33,871,823	(265,088)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$ (510,305)

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Open Futures Contracts at June 30, 2014:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	September 2014	1,718	Short	$(215,045,281)	$(1,486,767)

Open Total Return Swap at June 30, 2014:

	Payment	Payment To Be
	Made By	Received By
	The Fund On	The Fund At
Swap	Contract	Termination		Notional	Termination
Counterparty	Date	Date	Reference Entity	Amount	Date	Fair Value
Deutsche Bank	$1,060,328	2,538 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$1,060,328	2/11/2015	$1,060,328

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2		Level 3	Total
Asset-Backed Security	$—	$2,376,000		$—	$2,376,000
Common Stocks	391,736,986	—		—	391,736,986
Convertible Bonds	—	896,869,715		—	896,869,715
Convertible Preferred Stocks
Aerospace/Defense	28,357,650	—		—	28,357,650
Banking	54,297,000	—		—	54,297,000
Electric: Integrated	51,608,450	—		—	51,608,450
Energy: Exploration & Production	—	3,206,250		—	3,206,250
Forestry/Paper	18,443,750	—		—	18,443,750
Investments & Miscellaneous Financial Services	—	25,225,000	(3)	—	25,225,000
Life Insurance	14,861,400	—		—	14,861,400
Railroads	—	17,548,700		—	17,548,700
Real Estate Investment Trusts	23,908,000	—		—	23,908,000
Steel Producers/Products	6,297,200	—		—	6,297,200
Telecommunications: Integrated/Services	—	2,036,400		—	2,036,400
Telecommunications: Wireless	16,648,240	—		—	16,648,240
Floating Rate Loans(4)
Chemicals	—	4,058,320		—	4,058,320
Food & Drug Retailers	—	41,132,191		—	41,132,191
Food: Wholesale	—	6,683,187		—	6,683,187
Health Facilities	—	24,977,403		—	24,977,403
Machinery	—	17,810,754		—	17,810,754
Media: Broadcast	—	12,499,060		—	12,499,060
Media: Cable	—	8,483,850		—	8,483,850
Media: Services	—	8,878,199		—	8,878,199
Oil Field Equipment & Services	—	17,304,844		—	17,304,844
Service	—	16,418,869		—	16,418,869
Services	—	9,993,750		—	9,993,750
Software/Services	—	21,465,254		—	21,465,254
Specialty Retail	—	8,371,599		6,777,803	15,149,402
Foreign Bonds	—	21,153,507		—	21,153,507
Foreign Government Obligations	—	27,776,326		—	27,776,326
Government Sponsored Enterprises Pass-Throughs	—	85,407,373		—	85,407,373
High Yield Corporate Bonds
Automakers	—	56,293,125		1,500	56,294,625
Banking	—	187,753,292		2,250	187,755,542
Telecommunications: Integrated/Services	—	312,311,035		1,500	312,312,535
Other	—	6,790,078,753		—	6,790,078,753
Municipal Bond	—	17,005,320		—	17,005,320
Non-Agency Commercial Mortgage-Backed Security	—	9,931,340		—	9,931,340

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

Investment Type(2)	Level 1	Level 2	Level 3	Total
Preferred Stocks
Agency/Government Related	$4,982,490	$—	$—	$4,982,490
Banking	7,507,500	22,142,414 (5)	—	29,649,914
Property & Casualty	6,891,651	—	—	6,891,651
U.S. Treasury Obligations	—	64,721,690	—	64,721,690
Warrants	3,305,049	—	384,807	3,689,856
Repurchase Agreement	—	102,482,905	—	102,482,905
Total	$628,845,366	$8,842,396,425	$7,167,860	$9,478,409,651

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,159	$—	$3,159
Liabilities	—	(510,305)	—	(510,305)
Futures Contracts
Assets	—	—	—	—
Liabilities	(1,486,767)	—	—	(1,486,767)
Total Return Swap
Assets	—	—	1,060,328	1,060,328
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	2,039	—	2,039
Liabilities	—	—	—	—
Total	$(1,486,767)	$(505,107)	$1,060,328	$(931,546)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of June 30, 2014, AMG Capital Trust II was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended June 30, 2014, $16,637,000 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(5)	As of June 30, 2014, Texas Capital Bancshares, Inc. was categorized as Level 2 due to limited market activity resulting in observable bid/ask mean pricing. During the period ended June 30, 2014, $9,815,160 was transferred from Level 1 to Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds	Warrants	Total Return Swap
Balance as of January 1, 2014	$7,405,562	$5,250	$384,807	$—
Accrued discounts/premiums	7,705	—	—	—
Realized gain (loss)	41,846	—	—	—
Change in unrealized appreciation/depreciation	(116,662)	—	—	—
Purchases	6,777,804	—	—	1,060,328
Sales	(7,338,452)	—	—	—
Net transfers in or out of Level 3	—	—	—	—
Balance as of June 30, 2014	$6,777,803	$5,250	$384,807	$1,060,328

See Notes to Financial Statements.	39

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $8,880,898,543)	$9,478,409,651
Cash	2,424,142
Deposits with brokers for futures collateral	2,500,000
Receivables:
Interest and dividends	124,452,549
Capital shares sold	65,346,061
Investment securities sold	63,834,752
Total return swap, at fair value	1,060,328
Unrealized appreciation on forward foreign currency exchange contracts	3,159
Unrealized appreciation on unfunded commitments	2,039
Prepaid expenses and other assets	209,646
Total assets	9,738,242,327
LIABILITIES:
Payables:
Investment securities purchased	143,659,722
Capital shares reacquired	19,284,983
12b-1 distribution fees	3,513,691
Management fee	3,504,308
Directors’ fees	1,506,355
Fund administration	309,668
Variation margin	134,124
Distributions payable	37,115,621
Unrealized depreciation on forward foreign currency exchange contracts	510,305
Accrued expenses	1,454,014
Total liabilities	210,992,791
NET ASSETS	$9,527,249,536
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,842,762,442
Distributions in excess of net investment income	(12,150,552)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	101,112,517
Net unrealized appreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	595,525,129
Net Assets	$9,527,249,536

40	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2014

Net assets by class:
Class A Shares	$5,115,301,654
Class B Shares	$150,829,949
Class C Shares	$2,166,483,807
Class F Shares	$1,504,419,104
Class I Shares	$403,564,486
Class P Shares	$75,269,416
Class R2 Shares	$3,038,045
Class R3 Shares	$108,343,075
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	609,344,782
Class B Shares (500 million shares of common stock authorized, $.001 par value)	17,904,962
Class C Shares (600 million shares of common stock authorized, $.001 par value)	257,426,766
Class F Shares (300 million shares of common stock authorized, $.001 par value)	179,447,037
Class I Shares (300 million shares of common stock authorized, $.001 par value)	48,305,526
Class P Shares (160 million shares of common stock authorized, $.001 par value)	8,775,772
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	361,836
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	12,926,088
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.39
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.58
Class B Shares-Net asset value	$8.42
Class C Shares-Net asset value	$8.42
Class F Shares-Net asset value	$8.38
Class I Shares-Net asset value	$8.35
Class P Shares-Net asset value	$8.58
Class R2 Shares-Net asset value	$8.40
Class R3 Shares-Net asset value	$8.38

See Notes to Financial Statements.	41

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $14,863)	$9,901,738
Interest and other	239,381,318
Total investment income	249,283,056
Expenses:
Management fee	20,188,543
12b-1 distribution plan-Class A	7,277,521
12b-1 distribution plan-Class B	786,318
12b-1 distribution plan-Class C	9,615,928
12b-1 distribution plan-Class F	642,798
12b-1 distribution plan-Class P	95,398
12b-1 distribution plan-Class R2	10,416
12b-1 distribution plan-Class R3	223,596
Shareholder servicing	4,101,773
Fund administration	1,783,517
Reports to shareholders	311,900
Directors’ fees	188,169
Registration	179,570
Professional	67,080
Custody	62,163
Other	76,348
Gross expenses	45,611,038
Expense reductions (See Note 9)	(3,742)
Net expenses	45,607,296
Net investment income	203,675,760
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	79,477,058
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	191,194,602
Net realized and unrealized gain	270,671,660
Net Increase in Net Assets Resulting From Operations	$474,347,420

42	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$203,675,760	$429,377,872
Net realized gain on investments, futures contracts and foreign currency related transactions	79,477,058	245,348,705
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	191,194,602	(47,933,372)
Net increase in net assets resulting from operations	474,347,420	626,793,205
Distributions to shareholders from:
Net investment income
Class A	(118,312,089)	(254,994,033)
Class B	(3,267,353)	(9,000,173)
Class C	(42,936,552)	(94,034,072)
Class F	(32,230,831)	(58,299,116)
Class I	(9,442,258)	(14,671,124)
Class P	(1,868,556)	(4,344,347)
Class R2	(78,964)	(162,607)
Class R3	(2,185,345)	(3,860,772)
Net realized gain
Class A	—	(99,409,953)
Class B	—	(3,539,456)
Class C	—	(41,275,633)
Class F	—	(22,888,039)
Class I	—	(6,739,382)
Class P	—	(1,613,105)
Class R2	—	(67,184)
Class R3	—	(1,699,622)
Total distributions to shareholders	(210,321,948)	(616,598,618)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	1,386,102,327	1,867,968,221
Reinvestment of distributions	181,152,368	531,496,118
Cost of shares reacquired	(872,790,665)	(2,416,841,301)
Net increase (decrease) in net assets resulting from capital share transactions	694,464,030	(17,376,962)
Net increase (decrease) in net assets	958,489,502	(7,182,375)
NET ASSETS:
Beginning of period	$8,568,760,034	$8,575,942,409
End of period	$9,527,249,536	$8,568,760,034
Distributions in excess of net investment income	$(12,150,552)	$(5,504,364)

See Notes to Financial Statements.	43

Financial Highlights

	Class A Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.15		$8.14	$7.63	$7.81	$7.35	$5.86
Investment operations:
Net investment income(a)	.19		.42	.47	.47	.47	.45
Net realized and unrealized gain (loss)	.25		.19	.51	(.17)	.45	1.55
Total from investment operations	.44		.61	.98	.30	.92	2.00
Distributions to shareholders from:
Net investment income	(.20)		(.43)	(.47)	(.48)	(.46)	(.51)
Net realized gain	—		(.17)	—	—	—	—
Total distributions	(.20)		(.60)	(.47)	(.48)	(.46)	(.51)
Net asset value, end of period	$8.39		$8.15	$8.14	$7.63	$7.81	$7.35
Total Return(b)	5.44	%(c)	7.78%	13.22%	3.88%	12.94%	35.37%
Ratios to Average Net Assets:
Expenses, including expense reductions	.45	%(c)	.96%	.96%	.97%	.97%	1.00%
Expenses, excluding expense reductions	.45	%(c)	.96%	.96%	.97%	.97%	1.00%
Net investment income	2.33	%(c)	5.16%	5.88%	6.07%	6.19%	6.82%

Supplemental Data:
Net assets, end of period (000)	$5,115,302		$4,784,258	$4,850,567	$4,345,679	$4,415,645	$4,709,961
Portfolio turnover rate	17.83	%(c)	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

44	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.18		$8.17	$7.66	$7.84	$7.37	$5.87
Investment operations:
Net investment income(a)	.16		.37	.42	.42	.42	.41
Net realized and unrealized gain (loss)	.25		.19	.51	(.17)	.46	1.55
Total from investment operations	.41		.56	.93	.25	.88	1.96
Distributions to shareholders from:
Net investment income	(.17)		(.38)	(.42)	(.43)	(.41)	(.46)
Net realized gain	—		(.17)	—	—	—	—
Total distributions	(.17)		(.55)	(.42)	(.43)	(.41)	(.46)
Net asset value, end of period	$8.42		$8.18	$8.17	$7.66	$7.84	$7.37
Total Return(b)	5.06	%(c)	7.08%	12.47%	3.35%	12.16%	34.52%
Ratios to Average Net Assets:
Expenses, including expense reductions	.80	%(c)	1.61%	1.61%	1.62%	1.62%	1.65%
Expenses, excluding expense reductions	.80	%(c)	1.61%	1.61%	1.62%	1.62%	1.65%
Net investment income	1.99	%(c)	4.53%	5.25%	5.39%	5.54%	6.21%

Supplemental Data:
Net assets, end of period (000)	$150,830		$166,433	$225,154	$295,027	$530,340	$717,671
Portfolio turnover rate	17.83	%(c)	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	45

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.17		$8.16	$7.65	$7.83	$7.36	$5.87
Investment operations:
Net investment income(a)	.17		.37	.42	.42	.42	.41
Net realized and unrealized gain (loss)	.25		.19	.51	(.17)	.46	1.54
Total from investment operations	.42		.56	.93	.25	.88	1.95
Distributions to shareholders from:
Net investment income	(.17)		(.38)	(.42)	(.43)	(.41)	(.46)
Net realized gain	—		(.17)	—	—	—	—
Total distributions	(.17)		(.55)	(.42)	(.43)	(.41)	(.46)
Net asset value, end of period	$8.42		$8.17	$8.16	$7.65	$7.83	$7.36
Total Return(b)	5.22	%(c)	7.08%	12.47%	3.22%	12.34%	34.44%
Ratios to Average Net Assets:
Expenses, including expense reductions	.77	%(c)	1.61%	1.61%	1.62%	1.62%	1.65%
Expenses, excluding expense reductions	.77	%(c)	1.61%	1.61%	1.62%	1.62%	1.65%
Net investment income	2.01	%(c)	4.52%	5.23%	5.42%	5.54%	6.13%

Supplemental Data:
Net assets, end of period (000)	$2,166,484		$1,986,431	$2,051,198	$1,790,610	$1,866,405	$1,888,177
Portfolio turnover rate	17.83	%(c)	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

46	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.14		$8.13	$7.62	$7.80	$7.34	$5.85
Investment operations:
Net investment income(a)	.20		.44	.49	.49	.48	.46
Net realized and unrealized gain (loss)	.25		.19	.51	(.17)	.46	1.55
Total from investment operations	.45		.63	1.00	.32	.94	2.01
Distributions to shareholders from:
Net investment income	(.21)		(.45)	(.49)	(.50)	(.48)	(.52)
Net realized gain	—		(.17)	—	—	—	—
Total distributions	(.21)		(.62)	(.49)	(.50)	(.48)	(.52)
Net asset value, end of period	$8.38		$8.14	$8.13	$7.62	$7.80	$7.34
Total Return(b)	5.54	%(c)	8.05%	13.50%	4.12%	13.24%	35.81%
Ratios to Average Net Assets:
Expenses, including expense reductions	.35	%(c)	.71%	.71%	.72%	.72%	.75%
Expenses, excluding expense reductions	.35	%(c)	.71%	.71%	.72%	.72%	.75%
Net investment income	2.41	%(c)	5.40%	6.11%	6.30%	6.42%	6.87%

Supplemental Data:
Net assets, end of period (000)	$1,504,419		$1,118,411	$1,047,325	$847,032	$695,689	$435,085
Portfolio turnover rate	17.83	%(c)	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	47

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.11		$8.10	$7.60	$7.77	$7.31	$5.83
Investment operations:
Net investment income(a)	.20		.45	.49	.50	.49	.47
Net realized and unrealized gain (loss)	.25		.19	.51	(.16)	.46	1.54
Total from investment operations	.45		.64	1.00	.34	.95	2.01
Distributions to shareholders from:
Net investment income	(.21)		(.46)	(.50)	(.51)	(.49)	(.53)
Net realized gain	—		(.17)	—	—	—	—
Total distributions	(.21)		(.63)	(.50)	(.51)	(.49)	(.53)
Net asset value, end of period	$8.35		$8.11	$8.10	$7.60	$7.77	$7.31
Total Return(b)	5.60	%(c)	8.16%	13.49%	4.35%	13.40%	35.87%
Ratios to Average Net Assets:
Expenses, including expense reductions	.30	%(c)	.61%	.62%	.62%	.62%	.65%
Expenses, excluding expense reductions	.30	%(c)	.61%	.62%	.62%	.62%	.65%
Net investment income	2.47	%(c)	5.48%	6.25%	6.39%	6.53%	7.15%

Supplemental Data:
Net assets, end of period (000)	$403,564		$345,614	$230,006	$316,777	$353,941	$294,144
Portfolio turnover rate	17.83	%(c)	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

48	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.33		$8.31	$7.79	$7.98	$7.49	$5.97
Investment operations:
Net investment income(a)	.20		.44	.48	.48	.47	.45
Net realized and unrealized gain (loss)	.26		.20	.52	(.18)	.48	1.57
Total from investment operations	.46		.64	1.00	.30	.95	2.02
Distributions to shareholders from:
Net investment income	(.21)		(.45)	(.48)	(.49)	(.46)	(.50)
Net realized gain	—		(.17)	—	—	—	—
Total distributions	(.21)		(.62)	(.48)	(.49)	(.46)	(.50)
Net asset value, end of period	$8.58		$8.33	$8.31	$7.79	$7.98	$7.49
Total Return(b)	5.52	%(c)	7.92%	13.21%	3.88%	12.73%	35.47%
Ratios to Average Net Assets:
Expenses, including expense reductions	.42	%(c)	.91%	.96%	1.03%	1.07%	1.10%
Expenses, excluding expense reductions	.42	%(c)	.91%	.96%	1.03%	1.07%	1.10%
Net investment income	2.36	%(c)	5.23%	5.88%	6.01%	6.08%	6.70%

Supplemental Data:
Net assets, end of period (000)	$75,269		$79,051	$99,968	$109,252	$143,083	$150,002
Portfolio turnover rate	17.83	%(c)	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.15		$8.14	$7.63	$7.81	$7.35	$5.86
Investment operations:
Net investment income(a)	.18		.40	.45	.46	.45	.43
Net realized and unrealized gain (loss)	.26		.19	.52	(.18)	.45	55
Total from investment operations	.44		.59	.97	.28	.90	1.98
Distributions to shareholders from:
Net investment income	(.19)		(.41)	(.46)	(.46)	(.44)	(.49)
Net realized gain	—		(.17)	—	—	—	—
Total distributions	(.19)		(.58)	(.46)	(.46)	(.44)	(.49)
Net asset value, end of period	$8.40		$8.15	$8.14	$7.63	$7.81	$7.35
Total Return(b)	5.41	%(c)	7.52%	12.94%	3.62%	12.63%	35.26%
Ratios to Average Net Assets:
Expenses, including expense Reductions	.60	%(c)	1.21%	1.21%	1.22%	1.22%	1.25%
Expenses, excluding expense reductions	.60	%(c)	1.21%	1.21%	1.22%	1.22%	1.25%
Net investment income	2.18	%(c)	4.92%	5.62%	5.84%	5.92%	6.57%

Supplemental Data:
Net assets, end of period (000)	$3,038		$3,442	$2,624	$1,629	$1,234	$456
Portfolio turnover rate	17.83	%(c)	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

50	See Notes to Financial Statements.

Financial Highlights (continued)

	Class R3 Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.14		$8.13	$7.62	$7.80	$7.34	$5.85
Investment operations:
Net investment income(a)	.18		.41	.45	.46	.45	.44
Net realized and unrealized gain (loss)	.25		.19	.52	(.17)	.46	1.55
Total from investment operations	.43		.60	.97	.29	.91	1.99
Distributions to shareholders from:
Net investment income	(.19)		(.42)	(.46)	(.47)	(.45)	(.50)
Net realized gain	—		(.17)	—	—	—	—
Total distributions	(.19)		(.59)	(.46)	(.47)	(.45)	(.50)
Net asset value, end of period	$8.38		$8.14	$8.13	$7.62	$7.80	$7.34
Total Return(b)	5.35	%(c)	7.63%	13.07%	3.73%	12.83%	35.31%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.11%	1.11%	1.12%	1.12%	1.14%
Expenses, excluding expense reductions	.54	%(c)	1.11%	1.11%	1.12%	1.12%	1.14%
Net investment income	2.24	%(c)	5.01%	5.73%	5.94%	6.03%	6.53%

Supplemental Data:
Net assets, end of period (000)	$108,343		$85,119	$69,100	$47,338	$34,991	$17,780
Portfolio turnover rate	17.83	%(c)	43.16%	45.87%	35.73%	42.65%	41.93%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	51

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and

Notes to Financial Statements (unaudited)(continued)

futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate

Notes to Financial Statements (unaudited)(continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued,

Notes to Financial Statements (unaudited)(continued)

forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Financial Statements (unaudited)(continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2014, the Fund had the following unfunded loan commitments:

Security Name
Allied Security Holdings LLC 2nd Lien Delayed Draw Term Loan	$3,056,164
Mallinckrodt International Finance S.A. Bridge Term Loan	16,750,000
Ortho-Clinical Diagnostics Bridge Term Loan	23,000,000
Weyerhaeuser Co.	17,500,000
Total	$60,306,164

(m)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to May 1, 2014, Class A 12b-1 fees were accrued at an the annual rate of .35% (.25% service, .10% distribution).
(2)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate. Prior to May 1, 2014, Class C 12b-1 fees were accrued at an annual rate of 1.00% (.25% service, .75% distribution).

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2014:

Distributor Commissions	Dealers’ Concessions
$697,363	$3,745,631

Distributor received CDSCs of $14,829 and $54,552 for Class A and Class C shares, respectively, for the six months ended June 30, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$210,321,948	$472,257,012
Net long-term capital gains	—	144,341,606
Total distributions paid	$210,321,948	$616,598,618

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,897,899,541
Gross unrealized gain	712,768,314
Gross unrealized loss	(132,258,204)
Net unrealized security gain	$580,510,110

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain securities, certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$116,584,179	$2,193,419,481	$28,345,970	$1,536,736,746

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2014 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its

Notes to Financial Statements (unaudited)(continued)

exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2014 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into a total return swap for the six months ended June 30, 2014 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of June 30, 2014, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$—	$3,159	$—	$3,159
Total Return Swap(2)	—	—	1,060,328	1,060,328
Total	$—	$3,159	$1,060,328	$1,063,487
Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$—	$510,305	$—	$510,305
Futures Contracts(4)	1,486,767	—	—	1,486,767
Total	$1,486,767	$510,305	$—	$1,997,072

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Total return swap, at fair value.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2014, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$—	$202,008	$—	$202,008
Futures Contracts	(2,293,648)	—	—	(2,293,648)
Total Return Swap	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$—	$(64,258)	$—	$(64,258)
Futures Contracts	(4,438,811)	—	—	(4,438,811)
Total Return Swap	—	—	—	—
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$—	$61,688,694	$—	$61,688,694
Futures Contracts(4)	1,565	—	—	1,565
Total Return Swap(3)	$—	$—	$605,902	$605,902

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2014.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,159	$—	$3,159
Repurchase Agreement	102,482,905	—	102,482,905
Total Return Swap	1,060,328	—	1,060,328
Total	$103,546,392	$—	$103,546,392

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Deutsche Bank	$1,060,328	$—	$—	$–	$1,060,328
Fixed Income Clearing Corp.	102,482,905	—	—	(102,482,905)	—
Morgan Stanley	3,159	(3,159)	—	—	—
Total	$103,546,392	$(3,159)	$—	$(102,482,905)	$1,060,328

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$510,305	$—	$510,305
Total	$510,305	$—	$510,305

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
J.P. Morgan Chase	$265,088	$—	$—	$—	$265,088
Morgan Stanley	245,217	(3,159)	—	—	242,058
Total	$510,305	$(3,159)	$—	$—	$507,146

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of June 30, 2014.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When

Notes to Financial Statements (unaudited)(continued)

interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2014 (unaudited)		Year Ended December 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	64,633,042	$535,000,480	107,365,729	$883,385,731
Converted from Class B*	327,849	2,712,596	3,929,544	32,346,034
Reinvestment of distributions	13,189,001	109,404,121	39,931,625	327,041,912
Shares reacquired	(55,696,251)	(460,730,936)	(160,172,218)	(1,315,484,645)
Increase (decrease)	22,453,641	$186,386,261	(8,945,320)	$(72,710,968)

Class B Shares
Shares sold	136,412	$1,132,102	497,025	$4,103,667
Reinvestment of distributions	334,126	2,779,936	1,294,051	10,637,684
Shares reacquired	(2,584,474)	(21,460,407)	(5,092,507)	(41,999,327)
Converted to Class A*	(326,665)	(2,712,596)	(3,915,646)	(32,346,034)
Decrease	(2,440,601)	$(20,260,965)	(7,217,077)	$(59,604,010)

Class C Shares
Shares sold	29,466,343	$244,661,634	33,195,277	$274,014,272
Reinvestment of distributions	4,074,268	33,887,662	12,940,571	106,216,574
Shares reacquired	(19,180,338)	(159,099,728)	(54,414,040)	(448,073,380)
Increase (decrease)	14,360,273	$119,449,568	(8,278,192)	$(67,842,534)

Class F Shares
Shares sold	57,568,334	$475,982,962	53,642,855	$440,882,707
Reinvestment of distributions	2,922,686	24,220,204	7,342,940	60,056,843
Shares reacquired	(18,421,954)	(152,208,547)	(52,422,568)	(429,985,942)
Increase	42,069,066	$347,994,619	8,563,227	$70,953,608

Class I Shares
Shares sold	11,791,442	$97,329,118	25,713,396	$209,677,696
Reinvestment of distributions	823,529	6,800,188	1,964,578	16,006,256
Shares reacquired	(6,910,823)	(57,149,478)	(13,461,931)	(109,388,366)
Increase	5,704,148	$46,979,828	14,216,043	$116,295,586

Class P Shares
Shares sold	333,737	$2,814,820	1,880,168	$15,833,136
Reinvestment of distributions	219,425	1,859,410	707,990	5,924,936
Shares reacquired	(1,268,615)	(10,705,743)	(5,121,847)	(43,088,315)
Decrease	(715,453)	$(6,031,513)	(2,533,689)	$(21,330,243)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2014 (unaudited)		Year Ended December 31, 2013
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	114,805	$944,340	281,354	$2,310,371
Reinvestment of distributions	2,339	19,406	7,625	62,430
Shares reacquired	(177,457)	(1,471,040)	(189,212)	(1,559,521)
Increase (decrease)	(60,313)	$(507,294)	99,767	$813,280

Class R3 Shares
Shares sold	3,414,797	$28,236,871	4,597,830	$37,760,641
Reinvestment of distributions	263,257	2,181,441	678,776	5,549,483
Shares reacquired	(1,209,823)	(9,964,786)	(3,319,472)	(27,261,805)
Increase	2,468,231	$20,453,526	1,957,134	$16,048,319

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3-0614 (08/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 18, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 18, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 18, 2014